Taxes	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES

Note 12 — TAXES

Cayman Islands

Intercont is incorporated in Cayman Islands as an offshore holding Group and is not subject to tax on income or capital gain under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands Taxation

Under the current laws of the British Virgin Islands, the Group’s subsidiary incorporated in BVI is not subject to income tax.

Singapore

The Group’s subsidiary incorporated in Singapore, Singapore Openwindow Technology Pte. Ltd., is subject to Singapore corporate income tax at a rate of 17% on its chargeable income. No provision for Singapore income tax has been made for the year ended June 30, 2026, as the Singapore subsidiary did not generate any revenue and incurred losses during the year, and the Singapore subsidiary had no operations during the years ended June 30, 2025 and 2024. Singapore does not impose withholding tax on dividends paid by a Singapore tax-resident company.

Hong Kong

The operating entities of the Group are registered in Hong Kong, where charter hire, whether attributable to a time charterparty or a bareboat charterparty, derived by a ship operator from the operation of ships outside the waters of Hong Kong and the river trade waters, or commencing from Hong Kong and proceeding to sea, is not chargeable to profits tax according to local tax regulations. Therefore, it is the Director’s view that the Group’s revenue is either not subject or exempt from income tax according to the tax regulations prevailing in the jurisdiction in which the Group operates. Hong Kong does not impose withholding tax on dividends and interest currently.

The Company is incorporated in the Cayman Islands, which currently levies no tax on income. As the Group’s operations are primarily conducted through its subsidiaries in Hong Kong, the Hong Kong statutory profits tax rate of 16.5% is used in the following reconciliation. The following table reconciles the Hong Kong statutory income tax rate to the Group’s effective tax rate for the years ended June 30, 2026, 2025 and 2024:

	For the year ended June 30, 2026	For the year ended June 30, 2025	For the year ended June 30, 2024
Statutory tax rate	16.5%	16.5%	16.5%
Effect of rate differential in other jurisdictions	(16.1)%	(16.5)%	(16.5)%
Change in valuation allowance	(0.4)%	-%	-%
Effective tax rate	0.0%	0.0%	0.0%

Deferred tax assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Deferred tax assets:
Net operating loss carryforward	$43,848	$—
Valuation allowance	(43,848)	—
Net deferred tax assets	—	—

Movement of valuation allowance:

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
At the beginning of the year	$—	$—
Current addition	43,848	—
At the end of the year	$43,848	$—

As of June 30, 2026, the Group’s net operating loss carryforwards available to offset future taxable income consisted of $0.3 million attributable to the Group’s subsidiary incorporated in Singapore, which can be carried forward indefinitely, subject to the shareholding test under the Singapore Income Tax Act 1947.

A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. In making this determination, the Group evaluates a variety of positive and negative factors, including operating history, accumulated deficit, the existence of taxable temporary differences, and reversal periods.

As of June 30, 2026, deferred tax assets primarily arise from net operating loss carryforwards of the Singapore subsidiary. The Singapore subsidiary had no operating history prior to fiscal year 2026 and generated no revenue during the year. The Group’s Hong Kong subsidiaries derive charter hire income from the operation of ships that is not chargeable to Hong Kong profits tax; accordingly, no deferred tax assets or liabilities arise from their operations. In the absence of sufficient objectively verifiable positive evidence of future taxable income in Singapore, and given the cumulative losses and start-up stage of the Singapore subsidiary, management concluded that it is more likely than not that the deferred tax assets arising from net operating loss carryforwards will not be realized. Accordingly, a full valuation allowance of $43,848 has been recorded against the deferred tax asset arising from the Singapore subsidiary’s net operating loss carryforwards as of June 30, 2026. No deferred tax assets or valuation allowance were recognized as of June 30, 2025.